Personnel expenses	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Personal expenses	Personnel expenses

	2022	2021	2020
	(in € millions, except employee data)
Wages and salaries	1,233	860	694
Social costs and payroll taxes	85	85	265
Contributions to retirement plans	51	40	32
Share-based compensation	381	223	176
Other employee benefits	150	124	97
Total	1,900	1,332	1,264
Average full-time employees	8,359	6,617	5,584